Cover	May 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2024
Entity File Number	333-198772
Entity Registrant Name	Alpha Investment Inc.
Entity Central Index Key	0001616736
Entity Tax Identification Number	90-0998139
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 East Campus View Blvd.
Entity Address, Address Line Two	Ste. 200
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43235
City Area Code	(305)
Local Phone Number	704-3294
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false